Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Maturities of Long-Term Debt
Future principal payments on the long-term debt as of March 31, 2024 are as follows:

Year ending December 31:
2024 (remaining)	$97,896
2025	11,586,784
2026	9,198

Total payments	11,693,878
Less: Unamortized debt issuance costs	(8,232,488)
Less: Current maturities of long-term debt	(130,698)

Long-term debt	$3,330,692

Future principal payments on the long-term debt as of December 31, 2023 are as follows:

Year ending December 31:
2024	$4,261,221
2025	86,784
2026	9,196

Total Payments	4,357,201
Less: Unamortized debt issuance costs	(61,857)
Less: Current maturities of long-term debt	(4,199,362)

Long-term debt	$95,982